EMPLOYEE BENEFIT EXPENSES	12 Months Ended
Dec. 31, 2020
Classes of employee benefits expense [abstract]
EMPLOYEE BENEFIT EXPENSES
NOTE 7 - EMPLOYEE BENEFIT EXPENSES

		Year ended December 31,
(in millions of Euros)	Notes	2020	2019	2018
Wages and salaries		(855)	(994)	(889)
Pension costs - defined benefit plans	23	(23)	(19)	(20)
Other post-employment benefits	23	(9)	(9)	(6)
Share-based compensation	30	(15)	(16)	(12)
Total employee benefit expenses		(902)	(1,038)	(927)
NOTE 23 - PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS
The Group operates a number of pensions, other post-employment benefits and other long-term employee benefit plans. Some of these plans are defined contribution plans and some are defined benefit plans, with assets held in separate trustee-administered funds. Benefits paid through pension trusts are sufficiently funded to ensure the payment of benefits to retirees when they become due.
Actuarial valuations are reflected in the Consolidated Financial Statements as described in NOTE 2.6 - Principles governing the preparation of the Consolidated Financial Statements.
23.1 Description of the plans
Pension plans
Constellium’s pension obligations are in the U.S., Switzerland, Germany and France. Pension benefits are generally based on the employee’s service and highest average eligible compensation before retirement and are periodically adjusted for cost of living increases, either by company practice, collective agreement or statutory requirement. Benefit plans in the U.S., Switzerland and France are funded through long-term employee benefit funds.
Other post-employment benefits (OPEB)
The Group provides healthcare and life insurance benefits to retired employees and in some cases to their beneficiaries and covered dependents, mainly in the U.S. Eligibility for coverage depends on certain age and service criteria. These benefit plans are unfunded.
Other long-term employee benefits
Other long-term employee benefits mainly include jubilees in France, Germany and Switzerland and other long-term disability benefits in the U.S. These benefit plans are unfunded.
23.2 Description of risks
The defined benefit obligations expose the Group to a number of risks, including longevity, inflation, interest rate, medical cost inflation, investment performance, and change in law governing the employee benefit obligations. These risks are mitigated when possible by applying an investment strategy for the funded schemes that aims to reduce the volatility of returns and achieve a matching of the underlying liabilities to minimize the long-term costs. This is achieved by investing in a diversified selection of asset classes.
Investment performance risk
Our pension plan assets consist primarily of funds invested in listed stocks and bonds.
The present value of funded defined benefit obligations is calculated using a discount rate determined by reference to high-quality corporate bond yields. If the return on plan assets is below this rate, it will increase the plan deficit.
Interest rate risk
A decrease in the discount rate will increase the defined benefit obligation. At December 31, 2020, impacts of the change on the defined benefit obligation of a 50 basis points increase / decrease in the discount rates are calculated by using a proxy based on the duration of each scheme:

(in millions of Euros)	50 bp increase in discount rates	50 bp decrease in discount rates
France	(11)	11
Germany	(9)	10
Switzerland	(26)	28
United States	(33)	33
Total sensitivity on Defined Benefit Obligations	(79)	82
Longevity risk
The present value of the defined benefit obligation is calculated by reference to the best estimate of the mortality of plan participants. An increase in the life expectancy of the plan participants will increase the plan’s liability.
23.3 Actuarial assumptions
Pension and other post-employment benefit obligations were updated based on the discount rates applicable at December 31, 2020.

	At December 31,
	2020			2019
	Rate of increase in salaries	Rate of increase in pensions	Discount rate	Rate of increase in salaries	Rate of increase in pensions	Discount rate
Switzerland	1.50%	—	0.00%	1.50%	—	0.15%
U.S.	—	—	—	—	—	—
Hourly pension	2.20%	—	2.45% - 2.65%	2.20%	—	3.15% - 3.25%
Salaried pension	3.80%	—	2.55%	3.80%	—	3.25%
OPEB (A)	3.80%	—	2.50% - 2.80%	3.80%	—	3.20% - 3.40%
Other benefits	3.80%	—	2.20% - 2.55%	3.80%	—	3.00% - 3.20%
France	1.50% - 3.50%	2.00%	—	1.50% - 3.50%	2.00%	—
Retirements	—	—	0.50%	—	—	0.95%
Other benefits	—	—	0.40%	—	—	0.80%
Germany	2.50%	1.50%	0.55%	2.75%	1.70%	1.00%
(A)The other main financial assumptions used for the OPEB healthcare plans, which are predominantly in the U.S. were:
•Medical trend rate: i) pre-65: 6.25% starting in 2020 decreasing gradually to 4.50% in 2029 and stable onwards and ii) post-65: 6.00% starting in 2020 decreasing gradually to 4.50% in 2029 and stable onwards, and
•Claims costs are based on company experience.
For both pension and healthcare plans, the post-employment mortality assumptions allow for future improvements in life expectancy.
23.4 Amounts recognized in the Consolidated Statement of Financial Position

	At December 31,
	2020			2019
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Present value of funded obligation	772	—	772	768	—	768
Fair value of plan assets	(458)	—	(458)	(445)	—	(445)
Deficit of funded plans	314	—	314	323	—	323
Present value of unfunded obligation	134	216	350	127	220	347
Net liability arising from defined benefit obligation	448	216	664	450	220	670
23.5 Movement in net defined benefit obligations

	At December 31, 2020
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2020	895	220	1,115	(445)	670
Included in the Consolidated Income Statement
Current service cost	21	7	28	—	28
Interest cost / (income)	13	6	19	(8)	11
Past service cost	—	2	2	—	2
Immediate recognition of gains arising over the year	—	2	2	—	2
Administration expenses	—	—	—	2	2
Included in the Statement of Comprehensive Income / (loss)
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	(28)	(28)
—changes in financial assumptions	51	16	67	—	67
—changes in demographic assumptions	(6)	(4)	(10)	—	(10)
—experience losses	(4)	1	(3)	—	(3)
Effects of changes in foreign exchange rates	(27)	(17)	(44)	20	(24)
Included in the Consolidated Statement of Cash Flows
Benefits paid	(41)	(18)	(59)	34	(25)
Contributions by the Group	—	—	—	(28)	(28)
Contributions by the plan participants	4	1	5	(5)	—
At December 31, 2020	906	216	1,122	(458)	664

	At December 31, 2019
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2019	789	201	990	(380)	610
Included the Consolidated Income Statement
Current service cost	17	7	24	—	24
Interest cost / (income)	18	8	26	(10)	16
Past service cost	(2)	1	(1)	—	(1)
Immediate recognition of gains arising over the year	—	2	2	—	2
Administration expenses	—	—	—	2	2
Included in the Statement of Comprehensive Income / (loss)
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	(54)	(54)
—changes in financial assumptions	101	25	126	—	126
—changes in demographic assumptions	(2)	(2)	(4)	—	(4)
—experience losses	(3)	(6)	(9)	—	(9)
Effects of changes in foreign exchange rates	16	3	19	(11)	8
Included in the Consolidated Statement of Cash Flows
Benefits paid	(43)	(20)	(63)	38	(25)
Contributions by the Group	—	—	—	(25)	(25)
Contributions by the plan participants	4	1	5	(5)	—
At December 31, 2019	895	220	1,115	(445)	670
23.6 Benefit plan amendments
In 2018, the Group announced a plan to transfer certain participants in the Constellium Rolled Products Ravenswood Retiree Medical and Life Insurance Plan (“the Plan”) from a company-sponsored program to a third-party health network that provides similar benefits at a lower cost. This change in benefits resulted in the recognition of a gain of €36 million from negative past service cost, which was reduced by €3 million in 2019 and €2 million in 2020 to reflect delays in the estimated implementation timetable (see 23.7 Ravenswood OPEB dispute).
During the year ended December 31, 2019, the Group decided to terminate the medical care plan for the active participants of one of its French entities effective October 1, 2019. This resulted in both a decrease of the defined benefit obligation and the recognition of a €2 million gain from negative past service cost. In addition, the Group offered a lump sum option to Constellium Rolled Products Ravenswood former employees with deferred benefits. This resulted in both a decrease of the defined benefit obligation and the recognition of a €3 million gain from negative past service cost.
23.7 Ravenswood OPEB disputes
The United Steelworkers Local Union 5668 (the “Union”) is contesting the OPEB amendments and filed a lawsuit against Constellium Rolled Products Ravenswood, LLC ("Ravenswood") in a federal district court in West Virginia (the “District Court”) seeking to enjoin the Plan changes and to compel arbitration. The District Court issued an order in December 2018, enjoining Ravenswood from implementing the OPEB amendments pending resolution in arbitration. In September 2019, the arbitrator issued a decision ruling against Ravenswood and sustaining the Union’s grievance. Ravenswood filed a motion in the District Court to vacate this decision, which was denied in June 2020. In July 2020, Ravenswood appealed that denial to the Fourth Circuit Court of Appeals and that court decision is still pending. The Group intends to continue to vigorously defend this matter as it believes it has a strong legal position and it is probable that Ravenswood will ultimately prevail and be able to implement the OPEB amendments.
Additionally, during 2019, the Union filed a grievance disputing the existing limitation of Ravenswood’s liability for the healthcare costs of pre-Medicare retirees. An arbitration was held in August 2020, briefs were submitted and the arbitrator issued his decision on November 4, 2020 denying the Union's grievance. The Union had until February 2, 2021 to appeal such decision but it did not, thus this matter is now considered fully closed.
23.8 Net defined benefit obligations by country

	At December 31,
	2020			2019
(in millions of Euros)	Defined benefit obligations	Plan assets	Net defined benefit liability	Defined benefit obligations	Plan assets	Net defined benefit liability
France	168	(5)	163	161	(3)	158
Germany	143	(1)	142	144	(1)	143
Switzerland	310	(223)	87	299	(214)	85
United States	500	(229)	271	510	(227)	283
Other countries	1	—	1	1	—	1
Total	1,122	(458)	664	1,115	(445)	670
23.9 Plan asset categories

	At December 31,
	2020			2019
(in millions of Euros)	Quoted in an active market	Unquoted in an active market	Total	Quoted in an active market	Unquoted in an active market	Total
Cash & cash equivalents	8	—	8	5	—	5
Equities	109	64	173	119	51	170
Bonds	106	103	209	102	105	207
Property	8	46	54	14	37	51
Other	1	13	14	1	11	12
Total fair value of plan assets	232	226	458	241	204	445
23.10 Cash flows
Expected contributions to pension and other benefit plans amount to €24 million and €15 million, respectively, for the year ending December 31, 2021.
Future benefit payments expected to be paid either by pension funds or directly by the Company to beneficiaries are as follows:

(in millions of Euros)	Estimated benefits payments
Year ended December 31,
2021	49
2022	48
2023	49
2024	53
2025	52
2026 to 2030	275
The weighted-average maturity of the defined benefit obligations was 14.2 years and 14.1 years at December 31, 2020 and 2019, respectively.